SUPPLEMENT TO THE SPARTAN(registered trademark) ARIZONA    MUNICIPAL
FUNDS
OCTOBER 20, 1998 PROSPECTUS

   The following information replaces the seventh paragraph found under the heading "FMR and Its Affiliates" in the "Charter" section beginning on page 13.

   Citibank, N.A. is each fund's transfer agent, and is located at 111 Wall Street, New York, New York. Citibank, N.A. employs Fidelity
Service Company, Inc. (FSC) to perform transfer agent servicing functions for each fund.

   The following information replaces the fifth and sixth paragraphs found under the heading "Management Fee" in the "Breakdown of Expenses" section beginning on page 20.

   Citibank, N.A. is the transfer and service agent for the funds. Citibank, N.A. has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions for the funds. These services include processing shareholder transactions, valuing each fund's investments, and calculating each fund's share price and dividends. FMR, not the funds, pays for these services.

   Under the terms of the sub-agreements, FSC receives all related fees paid to Citibank, N.A. on behalf of each fund.

The following information supplements similar information found in the "Investment Principles and Risks" section on page 14:

FIDELITY'S APPROACH TO MONEY MARKET FUNDS. Money market funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The money market fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. While the fund will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, the fund may incur losses regardless of the insurance.


   SUPPLEMENT TO THE
SPARTAN    (registered trademark)    ARIZONA MUNICIPAL INCOME FUND
AN    D
SPARTAN ARIZONA MUNICIPAL MONEY MARKET FUND
OCTOBER 20, 1998
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND ON THE
COVER PAGE.

   TRANSFER AGENT
   Citibank, N.A.
   and Fidelity Service Company, Inc. (FSC)

   THE FOLLOWING INFORMATION REPLACES THE FIRST, FOURTH, AND SIXTH PARAGRAPHS IN THE "CONTRACTS WITH FMR AFFILIATES" SECTION ON PAGE
31.

   Each fund has entered into a transfer agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into sub-transfer agent agreements with FSC, an affiliate of FMR. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

   In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

   Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DESCRIPTION OF THE TRUSTS" SECTION BEGINNING ON PAGE 32.

   CUSTODIAN. Citibank, N.A., 111 Wall Street, New York, New York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR SPARTAN ARIZONA
MUNICIPAL MONEY MARKET FUND BEGINNING ON PAGE 2.

   For purposes of normally investing at least 65% of the fund's total assets in state municipal securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING NON-FUNDAMENTAL LIMITATION REPLACES SPARTAN ARIZONA MUNICIPAL INCOME FUND'S NON-FUNDAMENTAL INVESTMENT LIMITATION (IV) IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR SPARTAN ARIZONA
MUNICIPAL INCOME FUND BEGINNING ON PAGE 3.

   For purposes of normally investing at least 65% of the fund's total assets in state municipal securities, FMR interprets "total assets" to exclude collateral received for securities lending transactions.

   THE FOLLOWING INFORMATION REPLACES AND SUPPLEMENTS SIMILAR
INFORMATION FOUND IN THE"TRUSTEES AND OFFICERS" SECTION BEGINNING ON
PAGE 26.

   EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.; and a Director of FDC. Abigail Johnson, Member of the Advisory Board of Fidelity Union Street Trust II, is Mr. Johnson's daughter.

   ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Union Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.


COMPENSATION TABLE

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from  the
Advisory Board               Spartan Arizona Municipal    Spartan Arizona Municipal    Fund Complex*,A
                             Money MarketB                IncomeB

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 32                         $ 8                          $ 214,500

Phyllis Burke Davis          $ 32                         $ 8                          $ 210,000

Robert M. Gates              $ 33                         $ 8                          $ 176,000

E. Bradley Jones             $ 33                         $ 8                          $ 211,500

Donald J. Kirk               $ 33                         $ 8                          $ 211,500

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy             $ 33                         $ 8                          $ 214,500

Gerald C. McDonough          $ 40                         $ 9                          $ 264,500

Marvin L. Mann               $ 32                         $ 8                          $ 214,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 33                         $ 8                          $ 214,500



   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION    FOR SPARTAN
ARIZONA MUNICIPAL MONEY MARKET FUND     FOUND IN THE "INVESTMENT
POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2:

   The following are the fund's fundamental investment limitations set
forth in     their entirety. The fund may not:

(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

(3) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

(4) underwrite securities issued by others, except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;

(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;

(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; or

(8) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

(9) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.

(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

(vi) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.

(vii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.

For purposes of limitations (1), (5) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.

For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.

   With respect to limitation (v), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

   For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 9.

THE FOLLOWING INFORMATION SUPPLEMENTS INFORMATION FOUND IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2:

MONEY MARKET INSURANCE. The money market fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. The money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. The money market fund may incur losses regardless of the insurance.


SUPPLEMENT TO THE FIDELITY MUNICIPAL MONEY MARKET FUND AND
SPARTAN(registered trademark) MUNICIPAL MONEY FUND
OCTOBER 20, 1998
PROSPECTUS

   The following information replaces similar information found under the heading "FMR and Its Affiliates" on page 11.

   Citibank, N.A. is each fund's transfer agent, and is located at 111
Wall Street, New York, New York. Citibank, N.A. employs     Fidelity
Service Company, Inc.    (    FSC   ) to perform transfer agent
servicing functions for each fund.

The following information replaces similar information found under the heading "Investment Principles and Risks" on page 12.

THE FUNDS comply with industry-standard requirements for the quality, maturity, and diversification of their investments, which are designed to help maintain a stable $1.00 share price. Of course, there is no guarantee that the funds will maintain a stable $1.00 share price. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance. The funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the funds' investments could cause their share prices (and the value of your investment) to change.

   The following information replaces similar information found under the heading "Management Fee and Other Expenses" on page 16.

   Citibank, N.A. is the transfer and service agent for each fund. Citibank, N.A. has entered into sub-agreements with FSC under which FSC performs transfer agency, dividend disbursing, shareholder servicing, and accounting functions for the funds. These services include processing shareholder transactions, valuing each fund's investments, and calculating each fund's share price and dividends.

   Under the terms of the sub-agreements, FSC receives all related fees paid to Citibank, N.A. by Municipal Money Market and by FMR on behalf of Spartan Municipal Money.

   The following information replaces the second paragraph in the "How to Buy Shares" section on page 20:

   Your shares will be purchased at the next NAV calculated after your investment is received in proper form. Each fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.

   The following information replaces the third paragraph in the "How to Sell Shares" section on page 22:

   Your shares will be sold at the next NAV calculated after your order is received in proper form. Each fund's NAV is normally calculated each business day at 4:00 p.m. Eastern time.

The following information replaces the first paragraph in the "Transaction Details" section on page 27:

THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange
(NYSE) is open. FSC normally calculates each fund's NAV as of the close of business of the NYSE, normally 4:00 p.m. Eastern time.

The following information replaces similar information found under the heading "When you place an order to buy shares" in the "Transaction Details" section on page 28:

WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your investment is received in proper form. Note the following:

(small solid bullet) All of your purchases must be made in U.S.
dollars and checks must be drawn on U.S. banks.

(small solid bullet) Fidelity does not accept cash.

(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.

(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.

(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees a fund or its transfer agent has incurred.

(small solid bullet) For Spartan Municipal Money, shares begin to earn dividends on the first business day following the day of purchase.

(small solid bullet) For Municipal Money Market, shares purchased by a wire order that is placed prior to 12:00 noon Eastern time, with receipt of the wire in proper form before the close of the Federal Reserve Wire System on that day, generally begin to earn dividends on the day of purchase. Shares purchased by all other orders begin to earn dividends on the first business day following the day of purchase.

However, on any day that the principal bond markets close early (as recommended by the Bond Market Association) or the Federal Reserve
Bank of    New York (New York Fed)     closes early, the fund may
advance the time on that day by which purchase orders must be placed so that shares earn dividends on the day of purchase. In addition, on any day that the principal bond markets do not open (as recommended by
the Bond Market Association) or the    New York     Fed does not open,
shares begin to earn dividends on the first business day following the day of purchase.

The following information replaces similar information found under the heading "When you place an order to sell shares" in the "Transaction Details" section on page 28:

WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received in proper form. Note the following:

(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.

(small solid bullet) For Spartan Municipal Money, shares earn dividends through the day of redemption; however, shares redeemed on a Friday or prior to a holiday continue to earn dividends until the next business day.

(small solid bullet) For Municipal Money Market, shares redeemed by wire order prior to 12:00 noon Eastern time, generally earn dividends through the day prior to the day of redemption. Shares redeemed by all other orders earn dividends until, but not including, the next business day following the day of redemption.

However, on any day that the principal bond markets close early (as
recommended by the Bond Market Association) or the    New York     Fed
closes early, the fund may set a time after which shares redeemed by wire order earn dividends until, but not including, the next business day following the day of redemption. On any day that the principal bond markets do not open (as recommended by the Bond Market
Association) or the    New York     Fed does not open, shares earn
dividends until, but not including, the next business day following the day of redemption.

(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.

(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.

(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

(small solid bullet) You will not receive interest on amounts represented by uncashed redemption checks.

SUPPLEMENT TO THE
FIDELITY MUNICIPAL MONEY MARKET FUND
AND SPARTAN(registered trademark) MUNICIPAL MONEY FUND
OCTOBER 20, 1998
STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "TRANSFER AGENT" ON PAGE 1.

   Citibank, N.A.
   and     Fidelity Service Company, Inc.    (    FSC   )

THE FOLLOWING FUNDAMENTAL LIMITATION REPLACES LIMITATION (2) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF FIDELITY
MUNICIPAL MONEY MARKET ON PAGE 2.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

THE FOLLOWING FUNDAMENTAL LIMITATION REPLACES LIMITATION (2) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION OF SPARTAN MUNICIPAL MONEY FUND ON PAGE 3.

(2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

MONEY MARKET INSURANCE. Each fund participates in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each fund may incur losses regardless of the insurance.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 14:

   EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Union Street Trust II (1999), is Mr. Johnson's daughter.

   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 14:

   ABIGAIL P. JOHNSON (36), Member of the Advisory Board of Fidelity Union Street Trust II (1999), is Vice President of certain Equity Funds (1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

   THE FOLLOWING INFORMATION REPLACES THE INFORMATION FOUND UNDER THE HEADING "COMPENSATION TABLE" IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE 14:

Trustees and Members of the  Aggregate Compensation from  Aggregate Compensation from  Total Compensation from the
Advisory Board               Municipal Money MarketB      Spartan Municipal MoneyB     Fund Complex*,A

Edward C. Johnson 3d**       $ 0                          $ 0                          $ 0

Abigail P. Johnson**         $ 0                          $ 0                          $ 0

J. Gary Burkhead**           $ 0                          $ 0                          $ 0

Ralph F. Cox                 $ 1,602                      $ 832                        $ 214,500

Phyllis Burke Davis          $ 1,602                      $ 832                        $ 210,000

Robert M. Gates***           $ 1,346                      $ 840                        $ 176,000

E. Bradley Jones             $ 1,613                      $ 837                        $ 211,500

Donald J. Kirk               $ 1,624                      $ 842                        $ 211,500

Peter S. Lynch**             $ 0                          $ 0                          $ 0

William O. McCoy****         $ 1,346                      $ 840                        $ 214,500

Gerald C. McDonough          $ 1,997                      $ 1,037                      $ 264,500

Marvin L. Mann               $ 1,591                      $ 825                        $ 214,500

Robert C. Pozen**            $ 0                          $ 0                          $ 0

Thomas R. Williams           $ 1,613                      $ 837                        $ 214,500


   * Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

   ** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

   *** Mr. Gates was elected to the Board of Trustees of Fidelity
Union Street Trust II on September 17, 1997.

   **** Mr. McCoy was elected to the Board of Trustees of Fidelity Union Street Trust II on September 17, 1997.

   A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows:
Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William
O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

   B Compensation figures include cash.

   THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH IN THE
"CONTRACTS WITH FMR AFFILIATES" SECTION BEGINNING ON PAGE 21.

   Each fund has entered into a transfer agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides transfer agency, dividend disbursing, and shareholder services for each fund. Citibank, N.A. in turn has entered into
sub-transfer agent agreements with     FSC   , an affiliate of FMR.
Under the terms of the sub-agreements,     FSC    performs all
processing activities associated with providing these services for each fund and receives all related transfer agency fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES THE FOURTH PARAGRAPH IN THE
"CONTRACTS WITH FMR AFFILIATES" SECTION BEGINNING ON PAGE 21.

   In addition, Citibank, N.A. receives the pro rata portion of the transfer agency fees applicable to shareholder accounts in a qualified state tuition program (QSTP), as defined under the Small Business Job Protection Act of 1996, managed by FMR or an affiliate and each Fidelity Freedom Fund, a fund of funds managed by an FMR affiliate, according to the percentage of the QSTP's or Freedom Fund's assets that is invested in a fund.

   THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH IN THE "CONTRACTS WITH FMR AFFILIATES" SECTION BEGINNING ON PAGE 21.

   Each fund has also entered into a service agent agreement with Citibank, N.A. Under the terms of the agreements, Citibank, N.A. provides pricing and bookkeeping services for each fund. Citibank, N.A. in turn has entered into sub-service agent agreements with FSC. Under the terms of the sub-agreements, FSC performs all processing activities associated with providing these services, including calculating the NAV and dividends for each fund and maintaining each fund's portfolio and general accounting records, and receives all related pricing and bookkeeping fees paid to Citibank, N.A.

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "CUSTODIAN" ON PAGE 23.

       CUSTODIAN.    Citibank, N.A., 111 Wall Street, New York, New
York, is custodian of the assets of the funds. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.